Trust Agreement (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Trust Agreement [Abstract]
Schedule Of Brokerage Rates Based On Net Capital Investment Levels Or Investments In Asset-based Fee Or Fixed Fee Investment Programs

Net Capital Investments	Brokerage Fees

$100,000–$499,999	6.50%
$500,000–$999,999	6.00
Greater than $1,000,000	5.50
Asset-based or fixed fee investment programs	4.00

Schedule Of Brokerage And Custodial Fees

	Three months ending June 30,		Six months ending June 30,
	2013	2012	2013	2012
Brokerage fees	$6,457,574	$10,012,903	$13,657,635	$21,290,632
Custodial fees	145	184	325	324
Total	$6,457,719	$10,013,087	$13,657,960	$21,290,956

	2012	2011	2010
Brokerage fees	$37,951,047	$54,834,417	$57,320,020
Custodial fees	687	512	155
Total	$37,951,734	$54,834,929	$57,320,175

Schedule Of Redemption Charges Based On Redeemed Units' Net Asset Value

	Redemption Charges
Subscriptions	First 6 Months	Second 5 Months

Less than $100,000	4.0%	3.0%
$100,000–$499,999	3.5	2.5
$500,000–$999,999	3.0	2.0
Greater than $1,000,000	2.5	1.5